Regulatory Requirements	6 Months Ended
Sep. 30, 2025
Regulatory Requirements [Abstract]
Regulatory Requirements

14. Regulatory Requirements

The following table illustrates the minimum regulatory capital as established by the Hong Kong Securities and Futures Commission that the Company’s subsidiaries were required to maintain as of September 30, 2025 and March 31, 2025, and the actual amounts of capital that were maintained.

Capital requirements as of September 30, 2025

	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of Requirement Maintained
Zhong Yang Securities Limited	$385,560	$10,527,257	$10,141,697	2630%
Zhong Yang Capital Limited	385,560	696,449	$310,889	81%
Total	$771,120	$11,223,706	$10,452,586	1356%

Capital requirements as of March 31, 2025

	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of Requirement Maintained
Zhong Yang Securities Limited	$385,609	$7,319,000	$6,933,391	1898%
Zhong Yang Capital Limited	385,609	684,500	$298,891	178%
Total	$771,218	$8,003,500	$7,232,282	1038%